SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,531,000	$ 5,364,000
Stock-based compensation	3,200,000	3,071,000
Research credits	64,000	64,000
Operating lease liability		35,000
Gross deferred tax assets	8,795,000	8,534,000
Less: valuation allowance	(7,687,000)	(7,658,000)
Total deferred tax assets	1,108,000	876,000
Derivative income	1,108,000	841,000
Operating lease right-of-use asset		35,000
Total deferred tax liabilities	1,108,000	876,000
Net deferred income tax assets (liabilities)